ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]

(in thousands of $)	2014	2013
Vessel operating and drydocking expenses	5,762	5,538
Administrative expenses	967	757
Interest expense	7,043	6,273
Provision for tax	7,928	7,520
	21,700	20,088